Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Policy
Under our Equity Grant Policy, equity awards may be granted by our board of directors or our compensation committee. In addition, our compensation committee may delegate its authority to grant equity awards, as permitted by its charter. Equity awards may be approved at a regularly scheduled meeting of our board of directors or our compensation committee, by unanimous written consent, or by a delegation of authority. The effective date of any equity award is considered the grant date. If the grant date is not a trading day, then the grant date will be the first trading day after that date. No equity award may be backdated and the timing of an equity award may not otherwise be manipulated in connection with the public release of material information.
The exercise price of stock options and similar equity awards will be the closing price of our Class A common stock on the NYSE on the grant date. For stock options and similar awards, fair value will be determined in accordance with generally accepted accounting principles under the FASB ASC Topic 718. In 2024, the number of shares underlying an equity award (other than stock options and similar awards) was based on the target grant value divided by the price of our Class A common stock utilized by our compensation committee to review our overall target burn rate utilization. In February 2025, the compensation committee amended the Equity Grant Policy such that the number of shares underlying an equity award (other than stock options and similar awards) will be based on target grant value divided by the average closing price of our Class A common stock on the NYSE on the thirty trading days immediately preceding, but not including, the grant date. For more information, please refer to the below section titled “Executive Compensation — Accounting for Stock-Based Compensation.”
It is not the current practice or policy of the compensation committee nor Olo to (i) take material nonpublic information into account when determining the timing and terms of an option award or similar award, or (ii) time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Specifically, equity awards are typically not granted (i) outside of a designated trading window established following the public release of quarterly results, or (ii) within four business days prior to or one business day after filing periodic reports or Forms 8-K disclosing material nonpublic information. Stock options may occasionally be granted off-cycle, including awards to new hires. In 2024, we did not grant an option or option-like award to a named executive officer within the four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method
Under our Equity Grant Policy, equity awards may be granted by our board of directors or our compensation committee. In addition, our compensation committee may delegate its authority to grant equity awards, as permitted by its charter. Equity awards may be approved at a regularly scheduled meeting of our board of directors or our compensation committee, by unanimous written consent, or by a delegation of authority. The effective date of any equity award is considered the grant date. If the grant date is not a trading day, then the grant date will be the first trading day after that date. No equity award may be backdated and the timing of an equity award may not otherwise be manipulated in connection with the public release of material information.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	It is not the current practice or policy of the compensation committee nor Olo to (i) take material nonpublic information into account when determining the timing and terms of an option award or similar award, or (ii) time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Specifically, equity awards are typically not granted (i) outside of a designated trading window established following the public release of quarterly results, or (ii) within four business days prior to or one business day after filing periodic reports or Forms 8-K disclosing material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false